Income Taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 134,100	$ 119,200
Operating loss carryforwards subject to expiration	35,700
Operating loss carryforwards not subject to expiration	98,400
State and local
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 86,000	$ 71,900